Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information:
Entity Registrant Name	Ocean Thermal Energy Corp
Document Type	POS AM
Document Period End Date	Sep. 30, 2018
Trading Symbol	cpwr
Amendment Flag	true
Amendment Description	To update financials.
Entity Central Index Key	0000827099
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes